Taxation - Summary of Movement of Valuation Allowance (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Deferred Taxes, Business Combination, Valuation Allowance [Abstract]
Beginning Balance	¥ (80,320)	¥ (50,499)	¥ (45,202)
Movement	5,713	(29,821)	(5,297)
Ending Balance	¥ (74,607)	¥ (80,320)	¥ (50,499)